Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease
Operating lease costs	¥ 56,841	¥ 42,315
Short-term lease costs	¥ 6,916	¥ 17,629
Lease expenses based on ASC 840			¥ 39,581
Rent expense under operating leases			¥ 39,581